Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 28, 2021	Jan. 01, 2021	Jul. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 27, 2021	Jul. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, weighted-average exercise price (usd per share)				$ 15.52		$ 15.52		$ 9.64
Stock-based compensation expense				$ 12.7	$ 2.7	$ 30.7	$ 7.3	$ 10.6	$ 4.3	$ 2.1
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)			5,503,678
Common stock reserved for issuance, annual increase, percentage of outstanding shares		5.00%	5.00%
Maximum shares that may be issued upon exercise of incentive stock options (shares)			3,650,000
Additional shares authorized (shares)		2,838,412
Common stock available for grant (shares)				5,733,902		5,733,902		4,936,501
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)			1,000,000
Common stock reserved for issuance, annual increase, percentage of outstanding shares		1.00%	1.00%
Additional shares authorized (shares)		567,682
Common stock available for grant (shares)				0		0
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (shares)												7,312,590
Common stock available for grant (shares)				0		0		0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 12.0	2.7	$ 28.0	7.3
Unrecognized expense, stock options				104.7		$ 104.7		$ 36.9
Unrecognized expense, period for recognition						1 year 4 months 24 days		1 year 6 months
Stock options | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years		4 years
Expiration period						10 years		10 years
Repriced stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, weighted-average exercise price (usd per share)	$ 90.70
Repricing of stock options, incremental expense	$ 3.0
Stock-based compensation expense				0.6		$ 0.6
Repriced stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, weighted-average exercise price (usd per share)											$ 142.64
Repriced stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, weighted-average exercise price (usd per share)											$ 159.02
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				0.7	$ 0.0	2.7	$ 0.0
Unrecognized expense, RSUs				$ 12.4		$ 12.4
Unrecognized expense, period for recognition						1 year 8 months 12 days